Fair value measurements - Equity securities subject to contractual sale restrictions (Detail) ¥ in Millions	Mar. 31, 2025 JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restriction on transfer	¥ 200,658
Consent from third parties	7,806
Others	2,148
Total	210,612
Less than 1 year [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restriction on transfer	9
Consent from third parties	18
Others
Total	27
1 to 5 years [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restriction on transfer	200,621
Consent from third parties
Others
Total	200,621
More than 5 years [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restriction on transfer	28
Consent from third parties	7,788
Others	2,148
Total	¥ 9,964